Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of the net book value of the finance lease
Assets	June 30, 2022	December 31, 2021
Leased equipment under finance lease,	$100,097	$100,097
less accumulated amortization	(100,097)	(100,097)
Net	$-	$-

Assets	December 31, 2021	December 31, 2020
Leased equipment under finance lease,	$100,097	$100,097
less accumulated amortization	(100,097)	(84,837)
Net	$-	$15,260

Schedule of reconciliation of leases to the financial statements
	ROU Operating Leases	Finance Leases
Leased asset balance	$9,719	$-
Liability balance	9,719	-
Cash flow (non-cash)	-	-
Interest expense	$81	$-

	ROU Operating Leases	Finance Leases
Leased asset balance	$66,369	$-
Liability balance	66,369	-
Cash flow (non-cash)	-	-
Interest expense	$2,231	$-

Schedule of future minimum lease payments for operating and finance leases
Years Ending December 31,	ROU Operating Leases	Finance Leases
2022	9,800	-
2023	-	-
Thereafter	-	-
Total	$9,800	$-
Less imputed interest	(81)	-
Total liability	$9,719	$-

Years Ending December 31,	ROU Operating Leases	Finance Leases
2021	68,600	-
2022	-	-
2023	-	-
Thereafter	-	-
Total	$68,600	$-
Less imputed interest	(2,231)	-
Total liability	$66,369	$-

Schedule of other information related to leases
Lease Type	Weighted Average Remaining Term	Weighted Average Discount Rate (1)
Operating Leases	1 months	10%
Finance Leases	0 months	10%

(1)	This discount rate is consistent with our borrowing rates from various lenders.

Lease Type	Weighted Average Remaining Term	Weighted Average Discount Rate (1)
Operating Leases	7 months	10%
Finance Leases	0 months	10%

(1)	This discount rate is consistent with our borrowing rates from various lenders.